May 9, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
SEC Headquarters
100 F Street, NE
Washington, D.C. 20549-0506

Re:          Nationwide Life Insurance Company
Nationwide Variable Account-II
Pre-Effective Amendment No. 2
File Number 333-147273

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 2 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On November 9, 2007, Nationwide filed an initial Registration Statement on Form N-4 for Flexible Premium Variable Annuity Contracts to be offered through the Variable Account.  Nationwide received your written comments in a letter dated January 7, 2008.  On March 25, 2008, Nationwide filed Pre-Effective Amendment No. 1 to the Registration Statement.  Nationwide received your oral comments on April 18, 2008.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 2) to address the comments.  The Pre-Effective Amendment No. 2 is redlined for ease of reference.

Comment 1.                                Contract Expenses Table.  Please amend footnote 4 to the Contract Expenses Table to cross reference the page number where the investor can find the discussion of what the Current Income Benefit Base is and how it is calculated.

Response.  We have amended footnote 4 to read as follows:
4 The charge associated with the Lifetime Income Option is assessed annually, based on the Current Income Benefit Base (for more information on the Current Income Benefit Base, please see pp. 15 and 18 for the 7% Lifetime Income Option and the 5% Lifetime Income Option, respectively).

Comment 2.                                Ten Day Free Look.  Please delete the sentence that instructs the investor to refer to their contract.  Also, for the cross-reference to the Right to Examine and Cancel provision, please reference the page number specifically.

Response.  We have amended the paragraph comprising the “Ten Day Free-look” provision to read as follows:

Under state insurance laws, you have the right, during a limited period of time, to examine your contract and decide if you want to keep it or cancel it.  This right is referred to as your “free look” right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.  See “Right to Examine and Cancel” on page 9 for more information.

Comment 3.                                Special Purchase Plans.  Please confirm that there are no special purchase plans or methods established pursuant to a rule or an exemptive order that reflect scheduled variations in, or elimination of, the sales load (Item 6(c) of Form N-4).

Response.  There are no special purchase plans or methods established pursuant to a rule or an exemptive order that reflect scheduled variations in, or elimination of, the sales load, as per Item 6(c) of Form N-4.

Comment 4.                                Identification of Underlying Mutual Funds. Please amend the last sentence of this provision to indicate that underlying mutual fund fees and charges “will” lower the investment performance.

Response.  We have amended the last sentence of this provision to read as follows: “Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and will lower your investment performance.”

Comment 5.                                Excess Withdrawal Charge.
(a)	Please remove the June 1 references throughout, as exemptive relief will not be received by that date.

Response.  We have amended the disclosure to remove all references to the Excess Withdrawal Charge, as well as all corresponding references to June 1.

(b)
In the paragraph before the “Free Withdrawal Privilege” provision, please state explicitly what will happen if the gross surrender is greater than the free out amount (i.e., there is an excess surrender).  (Specifically, that the benefit withdrawal base, and subsequent withdrawal amounts, will be reduced.)

Response.  In connection with the removal of the Excess Withdrawal Charge, all provisions and references to the free withdrawal privilege have been removed from the disclosure.

Comment 6.                                Free Withdrawal Privilege.
(a)
Please add a cautionary statement warning investors that it is possible for them to take a surrender that is less than the free withdrawal threshold, but greater than their allowable annual benefit amount (i.e., an excess withdrawal).

Response.  Please see our response to Comment 5(b) above.

(b)	Please state explicitly what happens if there is an excess withdrawal in this situation (i.e., the benefit withdrawal base, and subsequent withdrawal amounts, will be reduced).

Response.  Please see our response to Comment 5(b) above.

Comment 7.                                Premium Taxes.  Please modify the disclosure to more accurately indicate that when state law requires Nationwide to pay the premium taxes, Nationwide will assess them to the contract, and that states vary in their premium tax rules.

Response.  We have amended the “Premium Taxes” provision to read as follows:

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Comment 8.                                Lifetime Income Options.  Please make all changes to the Lifetime Income Options that were requested to be made to Heritage and Traditions.

Response.  We have amended the disclosure for the Lifetime Income Options to reflect mirror the amended disclosure contained in the registration statements for Heritage and Traditions.

Comment 9.                                RMD Privilege.  Please clarify that if the first withdrawal is a withdrawal to meet RMD requirements, it still locks in the benefit base.

Response.  We have amended the first paragraph under the “Lifetime Income Surrenders” sub-section of both the “7% Lifetime Income Option” provision to read as follows:

At any time after the 7% Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract.  The first surrender under the contract constitutes the first lifetime income surrender, even if such surrender is taken to meet minimum distribution requirements under the Internal Revenue Code.  Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request.  As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

The same change was made to the “5% Lifetime Income Option” provision.

Comment 10.                                Lifetime Income Option Investment Options. In the paragraph after the list of options, please indicate that the riders require the contract owner to invest in funds of funds and that they will pay higher expenses due to the layering of fees.

Response.  We have amended the first paragraph after the list of investment options to read as follows:

The conditions associated with the Lifetime Income Options require that the contract owner allocate their contract value to one or more NVIT funds of funds for the life of the contract until annuitization.  Since funds of funds involve layering of underlying investments, the contract owner will pay higher underlying mutual fund fees while the option is in effect, than had the option not been elected.  Please consult the prospectuses for these investment options, which can be obtained free of charge by contacting Nationwide at the address and/or phone number listed on page 1.

Comment 11.                                Static Asset Allocation Models.  Please clarify the treatment of transfers between static asset allocation models.  You indicate that each model is treated like a single underlying mutual fund.  Please also indicate whether transfers between the models are treated as one transfer event or multiple transfer events.

Response.  We have amended the fourth paragraph of the “Static Asset Allocation Models” sub-section to include the following sentence: “Each transfer into or out of a Static Asset Allocation Model is considered one transfer event.”

Comment 12.                                Lifetime Income Options. Please indicate explicitly that if the contract owner does not annuitize the contract, he/she will be limited to the restricted list of available funds for the duration of their contract.

Response.  The first two sentences of the fourth paragraph of the “7% Lifetime Income Option” provision read as follows:

Election of the 7% Lifetime Income Option requires that the contract owner, until annuitization, allocate the entire contract value to a specified set of investment options currently available in the contract.  For the list of investment options available under this benefit, please see “Lifetime Income Option Investment Options” later in this prospectus.

The “5% Lifetime Income Option” provision contains the same disclosure.  We have bolded the first sentence for emphasis.  Additionally, we have added the following sentence to the end of the first paragraph under the “Lifetime Income Option Investment Options” provision: “Allocations must remain invested in one or more of the following investment options, as indicated herein, for the duration of the contract until annuitization.”

Comment 13.                                Initial Purchase Payments.  Please revise the last paragraph of this provision so that contract owners can determine which applies to them.  In other words “Where state law requires the return of purchase payments upon cancellation pursuant to free looks, Nationwide will allocate initial purchase payments to the money market….  Where state law allows for the return of contract value upon cancellation pursuant to free looks, Nationwide will allocate……”

Response.  We have amended the last paragraph of the “Initial Purchase Payments” sub-section to read as follows:

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to sub-accounts to the money market sub-account during the free look period.  After the free look period, Nationwide will reallocate the contract value among the sub-accounts based on the instructions contained on the application.  Where state law requires the return of contract value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Similar disclosure changes were made to the “Right to Examine and Cancel” provision.

Comment 14.                                Systematic Withdrawals.
(a)
The calculations described in this provision are described clear enough, but please add some language indicating what circumstances would result in which calculation being the greatest.  Consider using an example.

Response.  In connection with the removal of the Excess Withdrawal Charge and the Free Withdrawal Privilege, the calculations contained in the “Systematic Withdrawal” provision have been removed, eliminating the need for clarification.  The revised provision now reads, in its entirety, as follows:

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the free-look period.

(b)           See comment 6 and add appropriate cautionary statements.

Response.  Please see our response to Comment 14(a) above.

Comment 15.                                Spousal Protection Feature and Spousal Continuation Option.  Please include disclosure that distinguishes these two features.

Response.  We have amended the “Spousal Continuation Benefit” disclosure to add the following paragraph at the end:

Note: The Spousal Continuation Benefit is distinct from the Spousal Protection Feature associated with the two optional death benefits.  The Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.  In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the One-Year Enhanced Death Benefit Option and the Return of Premium Death Benefit Option.

Additionally, we have amended the “Spousal Protection Feature” disclosure to add the following paragraph at the end:

Note: The Spousal Protection Feature is distinct from the Spousal Continuation Benefit associated with the Lifetime Income Options.  The Spousal Protection Feature is a death benefit bump-up feature associated with the One-Year Enhanced Death Benefit Option and the Return of Premium Death Benefit Option.  In contrast, the Spousal Continuation Benefit allows a surviving spouse to continue receiving the lifetime income payments associated with the Lifetime Income Options.

Comment 16.                                Annuity Commencement Date. Please include a cautionary statement that indicates that if the contract is annuitized, via the default date or via a contract owner elected date, that all the benefits associated with the Lifetime Income Options will terminate.

Response.  We have amended the first paragraph of the “Annuity Commencement Date” provision to read as follows:

The annuity commencement date is the date on which annuity payments are scheduled to begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.

Additionally, we have amended the first paragraph under the “Annuitization Date” provision to read as follows:

The annuitization date is the date that annuity payments begin.  Annuity payments will not begin until the contract owner affirmatively elects to begin annuity payments.  If the contract owner has elected a Lifetime Income Option, an election to begin annuity payments will terminate all benefits, conditions, guarantees, and charges associated with the Lifetime Income Option.

Comment 17.                                Annuitization.  Please indicate which investment options are available upon annuitization, including any models.

Response.  We have amended the first paragraph of the “Variable Annuity Payments” provision to read as follows:

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the bulleted list at the front of this prospectus.  The Nationwide Allocation Architect and the Static Asset Allocation Models are not available after annuitization.

Comment 18.                                Annuity Payment Options. For those annuity payment options that are life contingent, please indicate that it is possible to receive only one annuity payment.

Response.  We have added the following sentence to the disclosure for the two life contingent annuity payment options:  “It is possible, under this annuity payment option to receive only one annuity payment.”

Comment 19.                                Annuity Payment Options for Contract with Total Purchase Payments Greater Than $2,000,000.  You indicate that there is a $5,000,000 cap on the amount that may be annuitized under one annuitant.  You indicate that one way to resolve this is to add annuitants.  Please clarify the details of adding an additional annuitant.  Specifically, (1) are there any specific requirements? Age? Medical exam? (2) what if the contract owner does not have another eligible annuitant?  (3) procedurally, how is a second annuitant added?  (4) when is the second annuitant added? (5) what if one annuitant dies before the other?  (6) what are the tax consequences? (7) how does this additional annuitant impact other aspects of the contract? (8) how is this not an exchange for multiple immediate annuities?

Response.  Upon reconsideration, we have revised the disclosure of the provision to remove the ability of the contract owner to add an additional annuitant if the amount to be annuitized is greater than $5,000,000.  We have amended the last two paragraphs of this provision to read as follows:

Additionally, we may limit the amount that may be annuitized on a single life to $5,000,000.  If the total amount to be annuitized is greater than $5,000,000, the contract owner must:

(1)	reduce the amount to be annuitized to $5,000,000 or less by taking a partial surrender from the contract;

(2)	reduce the amount to be annuitized to $5,000,000 or less by exchanging the portion of the contract value in excess of $5,000,000 to another annuity contract; or

(3)	annuitize the portion of the contract value in excess of $5,000,000 under an annuity payment option with a term certain, if available.

Comment 20.                                Appendix C, Taxation of Lifetime Surrenders Under a Lifetime Income Option. Please clarify the last paragraph of this section.  Specifically, what are the “certain circumstances” and what does it mean when you say “could result in your contract value being less than your investment in the contract after such surrender”?

Response.  We have amended the last paragraph under this provision to read as follows:

By treating the surrenders as distributions prior to annuitization, your basis in the contract (the amount of unrecovered purchase payments you applied to the contract) is also reduced.  Depending on market performance, these reductions to basis could result in the contract value being less than the remaining basis in your contract.  If this is the case, and you subsequently surrender your contract, you would have a loss that may be claimed as a deduction for federal income tax purposes.

* * * * *

Other changes to Pre-Effective Amendment No. 3 are as follows:
•	The list of underlying mutual funds (and other corresponding information) available under the contract has been updated to add additional underlying mutual funds.
•	The minimum and maximum underlying mutual fund expenses have been updated.
•	Part C information has been updated.
•	The Excess Withdrawal Charge and all corresponding disclosure have been removed.
•
Responses to Staff comments to other recent filings of the Variable Account have been incorporated into the Pre-Effective Amendment No. 2 (specifically, those comments associated with 1933 Act File Nos. 333-140621 and 333-144053).

•	Other non-material changes.

Please contact me directly at (614) 249-8782 if you have any questions regarding this filing.

Sincerely,

/s/JAMIE RUFF CASTO
Jamie Ruff Casto
Managing Counsel
Nationwide Life Insurance Company